Leases (Details) - Schedule of Balance Sheet Information Related to Leases - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Assets
Operating lease – ROU assets	$ 451,084	$ 747,426
Liabilities
Operating lease liabilities	438,263	410,987
Operating lease liabilities	25,406	360,268
Total lease liabilities	$ 463,669	$ 771,255
Weighted average remaining term (years)
Operating leases	9 months 25 days	1 year 9 months
Weighted average discount rate
Operating leases	5.00%	5.00%